Principal Exchange-Traded Funds 711 High Street, Des Moines, IA 50392 515 247 5111 tel

August 18, 2016

Via EDGAR

Mr. Trace Rakestraw
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:	Principal Exchange-Traded Funds
File Numbers 333-201935, 811-23029
Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A

Dear Mr. Rakestraw

Pursuant to Rule 485(a) under the Securities Act of 1933 Post-Effective Amendment No. 13 to the Registrant’s registration statement on Form N-1A under the 1933 Act (Post-Effective Amendment No. 15 under the Investment Company Act of 1940) (“the Amendment”).
The Amendment to the Registrant’s Registration Statement is being filed as an annual update for the Registrant’s current series and to add Principal Morley Securitized Debt Index ETF. In addition, as part of this update, the Registrant has made a number of changes to the investment strategies and risks (primarily in the Form N-1A Item 9 and Item 16 materials). These include renaming some of the strategies and risks so they align among various parts of the registration statements; sub-dividing the equity risks into categories as previously suggested by the Staff; and alphabetizing the strategies and risks in the SAI. Most of the changes did not involve material changes to the disclosure content; nonetheless, because of changes to paragraph order, these items are marked as revised since the last effective registration statement.

The Amendment consists of the following: (1) facing page; (2) Part A; (3) Part B that includes each of the Registrant’s series; (4) Part C; and (5) signature pages.

The Registrant will update various information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example, expense and performance information, 5% and 25% ownership information, financial highlights, incorporation by reference of information from the annual report, and market capitalization.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that Staff comments or our changes to the disclosure in response to the Staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please call me at 515-235-9328 or Britney Schnathorst at 515-235-1209 if you have any questions.
Sincerely,
/s/ Adam U. Shaikh
Adam U. Shaikh
Assistant Counsel, Registrant